Taxation	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Taxation	10 Taxation Recognition and measurement
The taxation charge contains both current and deferred tax.
Current tax is the tax expected to be payable on the taxable income for the year calculated using rates applicable during the year. It includes adjustments for tax expected to be payable or recoverable in respect of previous periods. Where the amount of tax payable or recoverable is uncertain, we establish provisions based on either: the Group’s judgement of the most likely amount of the liability or recovery; or, when there is a wide range of possible outcomes, a probability weighted average approach.
Deferred tax is calculated in accordance with IAS 12, at the rate expected to apply when the asset is realised or liability settled, according to rates that have been enacted or substantively enacted at the balance sheet date. Deferred tax is generally recognised in respect of differences between the carrying values of assets and liabilities in the financial statements and their tax bases. Deferred tax assets are recognised to the extent it is probable that taxable profit will be available against which the deductible temporary difference can be utilised.
Deferred tax is not recognised on the initial recognition of goodwill or of assets and liabilities, other than in a business combination, that at the time of the transaction impact neither accounting nor taxable profit, except where the transaction gives rise to equal and offsetting taxable and deductible temporary differences. Deferred tax is not recognised in respect of investments in subsidiaries and associates and jointly controlled entities where the Group is able to control the timing of the reversal of the temporary difference and it is probable they will not reverse in the foreseeable future.
The mandatory exception to recognising and disclosing information related to deferred tax assets and liabilities related to Pillar Two income taxes has been applied as required by IAS 12. The Pillar Two global minimum tax of 15% formulated by the Organisation for Economic Co-
operation and Development (OECD) was substantively enacted by the United Kingdom on 20 June 2023, with application from 1 January 2024.
Exposure to additional taxation under Pillar Two is immaterial to the Group.
Current and deferred tax assets and liabilities are offset when the balances are related to taxes levied by the same taxing authority, there is a legally enforceable right to offset, and it is intended that they be settled on a net basis or realised simultaneously.

Other relevant judgements - uncertain tax positions
The Group operates across a large number of jurisdictions and is subject to review and challenge by local tax authorities on a range of tax matters. Where the amount of tax payable or recoverable is uncertain, whether due to local tax authority challenge or due to uncertainty regarding the appropriate treatment, judgement is required to assess the probability that the adopted treatment will be accepted. In accordance with IFRIC 23 “Uncertainty over Income Tax Treatments”, if it is not probable that the treatment will be accepted, the Group accounts for uncertain tax provisions for all matters worldwide based on the Group’s judgement of the most likely amount of the liability or recovery, or, where there is a wide range of possible outcomes, using a probability weighted average approach. Uncertain tax provisions include any related interest and penalties.
The Mongolian Tax Authority has issued a number of tax assessments covering the fiscal years 2013 to 2020, the most recent of which was received in December 2023, which are inconsistent with the Oyu Tolgoi Investment Agreement and Mongolian legislation. The matters under dispute have been referred to international arbitration. As required by Mongolian law, we have paid US$438 million (US dollar equivalent at the time of payment) in respect of the assessments, including US$82 million paid in the current year, pending resolution of the disputes through the arbitration. The assessments also seek to disallow tax deductions, including future tax deductions, in respect of amounts accrued and payable in the future.
Management regularly re-evaluates the likely outcomes from the dispute based on the progress of the arbitration proceedings, legal advice, and discussions with the Government of Mongolia. In 2024, we have recorded a provision of US$295 million for uncertain tax positions reflecting our best estimate of the likely outcome from the dispute. It is possible that the outcome of these proceedings could result in a change in our estimated exposure in respect of the matters under dispute and therefore a material revision to this provision in future periods.
Differences in interpretation of the Investment Agreement and Mongolian legislation could have a material impact on the recovery of certain deferred tax assets, further details of which are provided in note 15.

Taxation charge

	Note	2024 US$m	2023 US$m	2022 US$m
–Current		4,434	5,092	4,851
–Deferred	15	(393)	(1,260)	763
Total taxation charge		4,041	3,832	5,614
Prima facie tax reconciliation

	2024 US$m	2023 US$m	2022 US$m
Profit before taxation(a)	15,615	13,785	18,662
Prima facie tax payable at UK rate of 25.0% (2023: 23.5%; 2022: 19%)(b)	3,904	3,239	3,546
Higher rate of taxation of 30% on Australian earnings (2023: 30%; 2022: 30%)	613	835	1,550
Other tax rates applicable outside the UK and Australia	(303)	(2)	(17)
Tax effect of profit from equity accounted units, related impairments and expenses(a)	(210)	(159)	(109)
Impact of changes in tax rates	(15)	(173)	(11)
Resource depletion allowances	(10)	(11)	(40)
Recognition of previously unrecognised deferred tax assets(c)	(640)	(157)	(261)
Write-down of previously recognised deferred tax assets(d)	203	–	932
Utilisation of previously unrecognised deferred tax assets	(42)	(10)	(37)
Unrecognised current year operating losses(e)	185	567	212
Uncertain tax provision(f)	295	–	–
Deferred tax arising on internal sale of assets in Canadian operations(g)	–	(364)	–
Adjustments in respect of prior periods(h)	(13)	31	(222)
Other items(i)	74	36	71
Total taxation charge	4,041	3,832	5,614
(a)The Group profit before tax includes profit after tax of equity accounted units. Consequently, the tax effect on the profit from equity accounted units is included as a separate reconciling item in this prima facie tax reconciliation.
(b)As a UK headquartered and listed Group, the reconciliation of expected tax on accounting profit to tax charge uses the UK corporate tax rate to calculate the prima facie tax payable. Rio
Tinto is also listed in Australia, and the reconciliation includes the impact of the higher tax rate in Australia where a significant proportion of the Group's profits are currently earned. The impact of other tax rates applicable outside the UK and Australia is also included. The weighted average statutory corporate tax rate on profit before tax is approximately 29% (2023: 31%;
2022: 29%).
(c)The recognition of previously unrecognised deferred tax assets in 2024 includes US$443 million in respect of Energy Resources of Australia (ERA) and relates to rehabilitation provisions which are tax deductible when paid in the future. In November 2024, our interest in ERA increased from 86.3% to 98.43% and Rio Tinto stated its intention to proceed with compulsory acquisition of the remaining shares during 2025. Tax deductions for rehabilitation payments made after completion of the compulsory acquisition process will be applied against taxable profits from other Australian operations, including our iron ore business. In 2023 and 2022, recognition of previously unrecognised deferred tax assets relates primarily to Oyu Tolgoi where reaching sustainable underground production has reduced the risk of tax losses expiring if not recovered against taxable profits within 8 years.
(d)In 2024, the write-down of previously recognised deferred tax assets primarily relates to our Australian aluminium business. In 2022, the write-down of previously recognised deferred tax assets relates to deferred tax assets of our US businesses following the introduction of a Corporate Alternative Minimum Tax (CAMT) regime.
(e)Unrecognised current year operating losses include tax losses around the Group, including increases in closure estimates in 2024 and 2023, for which no tax benefit is currently recognised due to uncertainty regarding whether suitable taxable profits will be earned in future to obtain value for the tax losses.
(f)The uncertain tax provision of US$295 million in 2024 represents amounts provided in relation to disputes with the Mongolian Tax Authority for which the timing of resolution and potential economic outflow are uncertain. Further information is included in the ‘Other relevant judgements - uncertain tax positions’ section of this note above.
(g)In 2023, the Canadian aluminium business completed an internal sale of assets which resulted in the utilisation of previously unrecognised capital losses and an uplift in the tax depreciable value of assets on which a deferred tax asset of US$364 million was recognised.
(h)In 2022, adjustments in respect of prior periods includes amounts related to the settlement of all tax disputes with the Australian Tax Office for the years 2010 to 2021.
(i)In 2024, “Other items” includes US$1 million current tax expense related to Pillar Two measures.
Tax related to components of other comprehensive income

	2024 US$m	2023 US$m	2022 US$m
Tax (charge)/credit on fair value movements	(10)	1	21
Tax (charge)/credit on remeasurement gains/(losses) on pension and post-retirement healthcare plans	(22)	152	(123)
Deferred tax relating to components of other comprehensive income for the year (note 15)	(32)	153	(102)